UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2008

USAA
EAGLE
LOGO (R)


                                USAA GROWTH Fund


                      3RD QUARTER Portfolio of Investments


                                 April 30, 2008

                                                                      (Form N-Q)

48488-0608                                    (C)2008, USAA. All rights reserved

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS


USAA GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
 -------------------------------------------------------------------------------

               COMMON STOCKS (99.0%)

               CONSUMER DISCRETIONARY (10.4%)
               ------------------------------
               ADVERTISING (0.7%)
      134,000  Omnicom Group, Inc.                                $        6,397
                                                                 ---------------
               APPAREL RETAIL (1.9%)
      261,802  TJX Companies, Inc.                                         8,435
      272,221  Urban Outfitters, Inc.  *                                   9,324
                                                                 ---------------
                                                                          17,759
                                                                 ---------------
               AUTO PARTS & EQUIPMENT (0.7%)
      169,100  Johnson Controls, Inc.                                      5,962
                                                                 ---------------
               COMPUTER & ELECTRONICS RETAIL (0.6%)
      127,900  Best Buy Co., Inc.                                          5,502
                                                                 ---------------
               FOOTWEAR (1.7%)
      238,190  NIKE, Inc. "B"                                             15,911
                                                                 ---------------
               INTERNET RETAIL (2.4%)
      128,646  Amazon.com, Inc.  *                                        10,116
       89,361  Priceline.com, Inc.  *(a)                                  11,406
                                                                 ---------------
                                                                          21,522
                                                                 ---------------
               RESTAURANTS (2.4%)
      258,351  McDonald's Corp.                                           15,392
      168,967  Yum! Brands, Inc.                                           6,874
                                                                 ---------------
                                                                          22,266
                                                                 ---------------
               Total Consumer Discretionary                               95,319
                                                                 ---------------

               CONSUMER STAPLES (5.9%)
               -----------------------
               FOOD RETAIL (0.7%)
      227,200  Kroger Co.                                                  6,191
                                                                 ---------------
               HOUSEHOLD PRODUCTS (0.6%)
       81,600  Colgate-Palmolive Co.                                       5,769
                                                                 ---------------
               HYPERMARKETS & SUPER CENTERS (1.4%)
      214,916  Wal-Mart Stores, Inc.                                      12,461
                                                                 ---------------
               PACKAGED FOODS & MEAT (0.7%)
      141,546  H.J. Heinz Co.                                              6,657
                                                                 ---------------
               PERSONAL PRODUCTS (0.7%)
      155,235  Avon Products, Inc.                                         6,057
                                                                 ---------------
               SOFT DRINKS (1.8%)
      285,885  Coca-Cola Co.                                              16,830
                                                                 ---------------
               Total Consumer Staples                                     53,965
                                                                 ---------------

2

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------

               ENERGY (10.0%)
               --------------
               INTEGRATED OIL & GAS (0.9%)
       91,300  Murphy Oil Corp.                                   $        8,248
                                                                 ---------------
               OIL & GAS DRILLING (1.7%)
      106,371  Transocean, Inc.  *                                        15,685
                                                                 ---------------
               OIL & GAS EQUIPMENT & SERVICES (3.7%)
      140,200  Cameron International Corp.  *                              6,902
      137,190  Halliburton Co.                                             6,298
       85,909  National-Oilwell Varco, Inc.  *                             5,881
       69,900  Schlumberger Ltd.                                           7,028
      104,100  Smith International, Inc.                                   7,965
                                                                 ---------------
                                                                          34,074
                                                                 ---------------
               OIL & GAS EXPLORATION & PRODUCTION (3.7%)
       65,327  EOG Resources, Inc.                                         8,524
      279,310  Southwestern Energy Co.  *                                 11,818
      209,087  XTO Energy, Inc.                                           12,934
                                                                 ---------------
                                                                          33,276
                                                                 ---------------
               Total Energy                                               91,283
                                                                 ---------------

               FINANCIALS (8.9%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (3.1%)
       67,957  BlackRock, Inc. "A"                                        13,713
       76,732  State Street Corp.                                          5,535
      156,694  T. Rowe Price Group, Inc.                                   9,176
                                                                 ---------------
                                                                          28,424
                                                                 ---------------
               INVESTMENT BANKING & BROKERAGE (2.9%)
      470,336  Charles Schwab Corp.                                       10,159
       51,850  Goldman Sachs Group, Inc.                                   9,923
      137,738  Morgan Stanley                                              6,694
                                                                 ---------------
                                                                          26,776
                                                                 ---------------
               LIFE & HEALTH INSURANCE (0.6%)
       69,400  Prudential Financial, Inc.                                  5,254
                                                                 ---------------
               MULTI-LINE INSURANCE (0.6%)
      112,400  American International Group, Inc.                          5,193
                                                                 ---------------
               SPECIALIZED FINANCE (1.7%)
       17,058  CME Group, Inc.                                             7,803
       52,043  IntercontinentalExchange, Inc.  *                           8,075
                                                                 ---------------
                                                                          15,878
                                                                 ---------------
               Total Financials                                           81,525
                                                                 ---------------

               HEALTH CARE (14.5%)
               -------------------
               BIOTECHNOLOGY (3.7%)
      116,661  Celgene Corp.  *                                            7,249
       85,720  Genzyme Corp.  *                                            6,031

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
      398,608  Gilead Sciences, Inc.  *                           $       20,632
                                                                 ---------------
                                                                          33,912
                                                                 ---------------
               HEALTH CARE EQUIPMENT (4.4%)
      100,037  Baxter International, Inc.                                  6,234
       78,900  Becton, Dickinson and Co.                                   7,054
       77,763  C.R. Bard, Inc.                                             7,323
      282,086  Hologic, Inc.  *                                            8,234
       37,075  Intuitive Surgical, Inc.  *                                10,724
                                                                 ---------------
                                                                          39,569
                                                                 ---------------
               HEALTH CARE SERVICES (2.2%)
      205,173  Express Scripts, Inc.  *                                   14,366
       75,398  Laboratory Corp. of America Holdings  *                     5,702
                                                                 ---------------
                                                                          20,068
                                                                 ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.6%)
       69,456  Illumina, Inc.  *                                           5,410
                                                                 ---------------
               PHARMACEUTICALS (3.6%)
      127,507  Abbott Laboratories                                         6,726
      139,512  Allergan, Inc.                                              7,864
      123,300  Eli Lilly and Co.                                           5,936
       96,400  Johnson & Johnson                                           6,467
      133,000  Wyeth                                                       5,915
                                                                 ---------------
                                                                          32,908
                                                                 ---------------
               Total Health Care                                         131,867
                                                                 ---------------

               INDUSTRIALS (14.5%)
               -------------------
               AEROSPACE & DEFENSE (5.8%)
       70,600  Boeing Co.                                                  5,991
       73,600  General Dynamics Corp.                                      6,655
      181,546  Goodrich Corp.                                             12,372
      115,400  Honeywell International, Inc.                               6,855
       59,000  Lockheed Martin Corp.                                       6,256
       73,848  Precision Castparts Corp.                                   8,682
       87,400  United Technologies Corp.                                   6,334
                                                                 ---------------
                                                                          53,145
                                                                 ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (2.7%)
      117,068  AGCO Corp.  *                                               7,039
      121,710  Deere & Co.                                                10,232
      101,300  Terex Corp.  *                                              7,059
                                                                 ---------------
                                                                          24,330
                                                                 ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (2.2%)
      114,500  Emerson Electric Co.                                        5,984
       49,635  First Solar, Inc.  *                                       14,493
                                                                 ---------------
                                                                          20,477
                                                                 ---------------
               INDUSTRIAL CONGLOMERATES (0.7%)
       78,400  3M Co.                                                      6,029
                                                                 ---------------

4

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               INDUSTRIAL MACHINERY (2.1%)
      108,165  Flowserve Corp.                                   $        13,422
      117,700  Illinois Tool Works, Inc.                                   6,155
                                                                 ---------------
                                                                          19,577
                                                                 ---------------
               RAILROADS (1.0%)
      140,785  CSX Corp.                                                   8,862
                                                                 ---------------
               Total Industrials                                         132,420
                                                                 ---------------

               INFORMATION TECHNOLOGY (26.8%)
               ------------------------------
               APPLICATION SOFTWARE (0.8%)
      112,727  salesforce.com, Inc.  *                                     7,522
                                                                 ---------------
               COMMUNICATIONS EQUIPMENT (4.9%)
      513,293  Cisco Systems, Inc.  *                                     13,161
      282,130  Corning, Inc.                                               7,536
      109,676  Harris Corp.                                                5,926
      306,348  Juniper Networks, Inc.  *                                   8,461
      215,218  QUALCOMM, Inc.                                              9,295
                                                                 ---------------
                                                                          44,379
                                                                 ---------------
               COMPUTER HARDWARE (5.8%)
      125,277  Apple, Inc.  *                                             21,792
      266,100  Dell, Inc.  *                                               4,957
      127,700  Hewlett-Packard Co.                                         5,919
      167,489  International Business Machines Corp.                      20,216
                                                                 ---------------
                                                                          52,884
                                                                 ---------------
               COMPUTER STORAGE & PERIPHERALS (0.7%)
      334,085  Seagate Technology                                          6,304
                                                                 ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (3.6%)
       66,268  MasterCard, Inc. "A"                                       18,433
      174,353  Visa, Inc.  *                                              14,550
                                                                 ---------------
                                                                          32,983
                                                                 ---------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.9%)
       92,459  Amphenol Corp. "A"                                          4,270
       95,183  Dolby Laboratories, Inc. "A"  *(a)                          3,821
                                                                 ---------------
                                                                           8,091
                                                                 ---------------
               HOME ENTERTAINMENT SOFTWARE (0.8%)
      254,077  Activision, Inc.  *                                         6,873
                                                                 ---------------
               INTERNET SOFTWARE & SERVICES (1.8%)
       29,267  Google, Inc. "A"  *                                        16,808
                                                                 ---------------
               IT CONSULTING & OTHER SERVICES (1.6%)
      189,000  Accenture Ltd. "A"                                          7,097
      235,071  Cognizant Technology Solutions Corp. "A"  *                 7,581
                                                                 ---------------
                                                                          14,678
                                                                 ---------------
               SEMICONDUCTOR EQUIPMENT (1.8%)
      142,400  Lam Research Corp.  *                                       5,816

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
      164,824  MEMC Electronic Materials, Inc.  *                $        10,379
                                                                 ---------------
                                                                          16,195
                                                                 ---------------
               SEMICONDUCTORS (1.3%)
      250,203  Broadcom Corp. "A"  *                                       6,496
      280,740  NVIDIA Corp.  *                                             5,769
                                                                 ---------------
                                                                          12,265
                                                                 ---------------
               SYSTEMS SOFTWARE (2.8%)
      194,400  Microsoft Corp.                                             5,544
      957,413  Oracle Corp.  *                                            19,962
                                                                 ---------------
                                                                          25,506
                                                                 ---------------
               Total Information Technology                              244,488
                                                                 ---------------

               MATERIALS (7.3%)
               ----------------
               DIVERSIFIED METALS & MINING (2.0%)
      159,365  Freeport-McMoRan Copper & Gold, Inc. "B"                   18,128
                                                                 ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (2.1%)
      172,310  Monsanto Co.                                               19,647
                                                                 ---------------
               INDUSTRIAL GASES (0.7%)
       70,397  Praxair, Inc.                                               6,428
                                                                 ---------------
               METAL & GLASS CONTAINERS (0.8%)
      129,920  Owens-Illinois, Inc.  *                                     7,165
                                                                 ---------------
               STEEL (1.7%)
      110,300  Nucor Corp.                                                 8,328
      195,340  Steel Dynamics, Inc.                                        6,807
                                                                 ---------------
                                                                          15,135
                                                                 ---------------
               Total Materials                                            66,503
                                                                 ---------------

               TELECOMMUNICATION SERVICES (0.7%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
      170,900  AT&T, Inc.                                                  6,616
                                                                 ---------------
               Total Common Stocks (cost: $854,808)                      903,986
                                                                 ---------------


               MONEY MARKET INSTRUMENTS (1.0%)

               MONEY MARKET FUNDS (1.0%)
    8,939,889  SSgA Prime Money Market Fund, 2.94%(b)
                 (cost:  $8,940)                                           8,940
                                                                 ---------------

6

  P O R T F O L I O
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------

               SHORT-TERM INVESTMENTS PURCHASED WITH CASH
               COLLATERAL FROM SECURITIES LOANED (1.4%)

               MONEY MARKET FUNDS (0.1%)
      501,371  AIM Short-Term Investment Co.
                 Liquid Assets Portfolio, 2.82%,(b)              $           501
      505,258  Merrill Lynch Premier Institutional Fund, 3.00%(b)            505
                                                                 ---------------
               Total Money Market Funds                                    1,006
                                                                 ---------------

    PRINCIPAL
       AMOUNT
        (000)
-------------

               COMMERCIAL PAPER (1.2%)
$      11,000  Park Avenue Receivables(c), 2.54%(d), 5/01/2008            11,000
                                                                 ---------------

               REPURCHASE AGREEMENTS (0.1%)
          500  Deutsche Bank Securities, Inc., 1.97%, acquired
                 on 4/30/2008 and due 5/01/2008 at $500
                 (collateralized by $480 of Federal Home Loan
                 Bank(e), 5.00%, due 12/08/2017; market value
                 $513)                                                       500
                                                                 ---------------
               Total Short-term Investments Purchased With
                 Cash Collateral From Securities Loaned
                 (cost: $12,506)                                          12,506
                                                                 ---------------


               TOTAL INVESTMENTS (COST: $876,254)                $       925,432
                                                                 ===============

                                                                               7
  N O T E S
--------------------------------------------------------------------------------
                     to Portfolio of INVESTMENTS


USAA GROWTH FUND
APRIL 30, 2008 (UNAUDITED)

GENERAL NOTES


USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Growth Fund (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

8

  N O T E S
--------------------------------------------------------------------------------
                        to Portfolio of INVESTMENTS
                        (continued)

USAA GROWTH FUND
APRIL 30, 2008 (UNAUDITED)


4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities

                                                                               9
  N O T E S
--------------------------------------------------------------------------------
                           to Portfolio of INVESTMENTS
                           (continued)

USAA GROWTH FUND
APRIL 30, 2008 (UNAUDITED)


loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of April 30, 2008, was approximately $12,516,000.

D. As of April 30, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2008, were $82,986,000 and $33,808,000, respectively, resulting in net unrealized appreciation of $49,178,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $912,981,000 at April 30, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
(a) The security or a portion  thereof was out on loan as of April 30, 2008.
(b) Rate represents the money market fund annualized seven-day yield at April 30, 2008.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(d) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(e) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
 *  Non-income-producing security for the 12 months preceding April 30, 2008.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    06-20-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06-24-2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    06-24-2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.